Post-employment benefits - Plan assets allocation (Detail) - Plan assets [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	€ 1,403	€ 2,526	€ 2,164
Assets quoted in active market [Member]
Post-employment benefits [Line Items]
Debt instruments, amount contributed to fair value of plan assets	782	1,476
Other assets, amount contributed to fair value of plan assets	175	209
Equity instruments, amount contributed to fair value of plan assets	133
Assets not quoted in active market [Member]
Post-employment benefits [Line Items]
Debt instruments, amount contributed to fair value of plan assets	7	9
Other assets, amount contributed to fair value of plan assets	€ 307	359
Equity instruments, amount contributed to fair value of plan assets		€ 473